Shares [Member] Investment Risks - Shares [Member] - STABLECOIN CASH RESERVES PORTFOLIO	Sep. 08, 2026
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
INTEREST RATE RISK is the risk that during periods of rising interest rates, the market value of the Portfolio’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of the Portfolio’s securities will tend to be higher. The Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. During periods when inflation rates are high or rising, or during periods of low interest rates, the Portfolio may be subject to a greater risk of rising interest rates. Interest rate changes can be sudden and unpredictable and may have unpredictable effects on the markets and the Portfolio’s investment, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Portfolio, and may detract from Portfolio performance.

CREDIT OR DEFAULT RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations in a timely manner will adversely affect the value of the Portfolio’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Portfolio’s investment in that issuer.

DEBT EXTENSION RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Portfolio later than expected. This will cause the value of the security to decrease and the Portfolio may lose opportunities to invest in higher yielding securities.

INCOME RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
INCOME RISK is the risk that the Portfolio’s ability to distribute income to shareholders depends on the yield available from the Portfolio’s investments. Falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

REPURCHASE AGREEMENTS RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
REPURCHASE AGREEMENTS RISK is the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Portfolio to lose money.

U S TREASURY OBLIGATIONS RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. TREASURY OBLIGATIONS RISK is the risk that because securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States, but are guaranteed only as to the timely payment of interest and principal when held to maturity, the market prices for such securities will fluctuate. Changes to the financial condition or credit rating of the U.S. government may cause the value of the Treasury Obligations held by the Portfolio to decline. U.S. Treasury Obligations that are held to maturity have historically involved minimal risk of loss of principal. Notwithstanding that U.S. Treasury Obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, which could result in losses to and redemptions from the Portfolio. Such non‑payment could also result in substantial negative consequences for the U.S. economy and the global financial system.

MARKET RISKS [Member]
Prospectus [Line Items]
Risk [Text Block]
MARKET RISK is the risk that the value of the Portfolio’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Portfolio may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, elevated levels of government debt, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, changes in trade regulation or economic sanctions, internal unrest and discord, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions, the threat or occurrence of a government shutdown, or other events or adverse investor sentiment could have a significant impact on the Portfolio and its investments. During periods of market disruption or other abnormal market conditions, the Portfolio’s exposure to risks described elsewhere in this summary will likely increase.

CASH POSITIONS RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
CASH POSITIONS RISK is the risk that maintaining cash positions may negatively affect the Portfolio’s performance and potentially limit investment opportunities as a result of the Portfolio’s uninvested assets. Maintaining cash positions may also subject the Portfolio to increased credit risk exposure to the custodian bank.

MANAGEMENT RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

STABLECOIN RESERVE RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
STABLECOIN RESERVE RISK is the risk that because shares of the Portfolio are expected to be held primarily by one or more stablecoin issuers as all or a portion of the reserve assets that back the payment stablecoins issued to their customers, the Portfolio may experience adverse effects to the extent such shareholders purchase or redeem large amounts of shares of the Portfolio. Stablecoins are a type of cryptocurrency that are designed to maintain a stable value by pegging their value to another asset, such as a fiat currency like the U.S. dollar, and stablecoin holders generally are permitted to redeem their stablecoins for a fixed amount of value. Although the Portfolio does not invest in stablecoins, the assets of the Portfolio are expected to fluctuate depending on the creation (minting) of additional stablecoins or the redemption (burning) of outstanding stablecoins. Stablecoins may face periods of uncertainty and volatility that result in the potential for rapid or unexpected redemption requests by one or more stablecoin issuers, which could adversely affect remaining Portfolio shareholders, the Portfolio’s liquidity and yield, and the Portfolio’s ability to maintain a stable NAV. Such uncertainty or volatility may result from events that are not specifically related to a stablecoin issuer, such as changes in general market conditions, economic, technological or legal trends or changes to the laws or regulation of stablecoins, or events that are specifically related to a particular stablecoin issuer. Because the Portfolio intends to invest only in certain eligible reserve assets in which payment stablecoin issuers are permitted to maintain under the Guiding and Establishing National Innovation for U.S. Stablecoins Act (“GENIUS Act”), the Portfolio’s yield may be lower than other money market funds that are permitted to invest in a wider universe of investments. Future legislative or regulatory developments and uncertainties associated with the GENIUS Act, including, but not limited to, rulemaking pursuant to the GENIUS Act, may impact the investments or investment strategies available in connection with managing the Portfolio.

LARGE SHAREHOLDER RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
LARGE SHAREHOLDER RISK is the risk that a large proportion of the interests of the Portfolio may be held by a small number of investors (or a single investor) and the Portfolio may experience adverse effects when certain large shareholders, including funds or accounts over which the Portfolio’s investment adviser or an affiliate of the investment adviser has investment discretion, purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity and/or NAV. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to expenses being allocated over a smaller asset base. Large purchases of the Portfolio’s shares or having a more concentrated shareholder base may also adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. Because shares of the Portfolio are intended to be held by stablecoin issuers as reserves backing their outstanding payment stablecoins, this risk is heightened to the extent there is an event impacting multiple stablecoin issuers at the same time, or impacting stablecoins in general, that causes such investors to redeem their shares at the same time.

STABLE NAV RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure) the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]
An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so.
Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]
The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.